Taxes - Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	3.70%	1.60%	2.20%
Affordable housing credit	(0.60%)	(0.60%)	(0.70%)
Employee benefits including ESOP dividend	(0.30%)	(0.50%)	(0.50%)
Impact of tax reform re-measurement	0.00%	(81.60%)	0.00%
Internal restructure	(9.10%)	(0.60%)	(0.70%)
Noncontrolling interests	(0.50%)	(0.60%)	(0.60%)
Non-deductible goodwill	4.70%	1.00%	2.20%
Other, net	(0.60%)	(2.00%)	(1.70%)
Effective income tax rate	18.30%	(48.30%)	35.20%